Share-based compensation - Summary of Performance Share Unit Plan (Detail) - PSU Plan [member] - Options granted from June 2017 [member]	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure of terms and conditions of share-based payment arrangement [line items]
Outstanding, beginning of year	92,424	163,129
Granted	376,310	144,211
Vested	(10,716)	(22,929)
Forfeited	(4,173)	(191,987)
Outstanding, end of year	453,845	92,424